INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS - NET

NOTE 8. INTANGIBLE ASSETS - NET

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2012
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,603	$2,603	$—
Capitalized software development cost	3,480	1,414	2,066
Customer relationships	6,274	4,880	1,394
Other	137	133	4

	12,494	9,030	3,464

Indefinite-lived intangible assets
Trade name and trademark	12,211	—	12,211

	$24,705	$9,030	$15,675

	December 31, 2011
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,497	$2,140	$357
Capitalized software development cost	7,525	6,112	1,413
Customer relationships	6,017	4,011	2,006
Other	206	159	47

	16,245	12,422	3,823

Indefinite-lived intangible assets
Trade name and trademark	11,711	—	11,711

	$27,956	$12,422	$15,534

The finite-lived intangible assets are amortized over their estimated useful lives ranging from 3 to 9 years, with the overall weighted-average life of 5.5 years.

For the years ended December 31, 2010, 2011 and 2012, total amortization expense of intangible assets were $2.7 million, $2.3 million and $2.2 million, respectively, which includes amortization of capitalized software development costs of $1.5 million, $962 thousand and $1.1 million. As of December 31, 2012, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2013	$1,389
2014	1,386
2015	689

$3,464